STREAMLINING INITIATIVES (Tables)	9 Months Ended
Sep. 29, 2012
STREAMLINING INITIATIVES
Schedule of expenses associated with the Company's streamlining actions

	Nine Months Ended		Three Months Ended
In thousands	September 29, 2012 (39 Weeks)	October 1, 2011 (39 Weeks)	September 29, 2012 (13 Weeks)	October 1, 2011 (13 Weeks)
JUICY COUTURE	$14,501	$17,709	$3,062	$2,993
LUCKY BRAND	10,766	7,028	1,032	2,204
KATE SPADE	9,695	4,513	890	1,399
International-Based Direct Brands (a)	--	616	--	221
Adelington Design Group & Other	8,195	19,661	845	4,847
Total	$43,157	$49,527	$5,829	$11,664

(a)          Represents allocated corporate charges that were not reported as discontinued operations.

Summary of roll forward of liability for streamlining initiatives

In thousands	Payroll and Related Costs	Contract Termination Costs	Asset Write-Downs	Other Costs	Total
Balance at December 31, 2011	$7,416	$17,844	$--	$30,929	$56,189
2012 provision	12,143	2,696	24,608	3,710	43,157
2012 asset write-downs	--	--	(24,608)	--	(24,608)
Translation difference	38	124	--	7	169
2012 spending	(11,839)	(14,291)	--	(17,979)	(44,109)
Balance at September 29, 2012	$7,758	$6,373	$-	$16,667	$30,798